Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
18. LEASES

[a]
The Company has entered into leases primarily for real estate, manufacturing equipment, and vehicles with terms that typically range from 1 to 15 years, excluding land use rights which generally extend over 90 years. These leases often include options to extend the term of the lease, most often for a period of 5 years. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.

Costs associated with the Company’s operating lease expense were as follows:

	2025	2024

Operating lease expense	$428	$410
Short-term lease expense	15	21
Variable lease expense	33	30
Total lease expense	$476	$461

Supplemental information related to the Company’s operating leases is as follows:

	2025	2024

Operating cash flows – cash paid	$481	$438
New right-of-use assets	$207	$748
Weighted-average remaining lease term	8 years	9 years
Weighted-average discount rate	6.3%	6.3%

[b]	Operating lease liabilities consist of:

Current operating liabilities	$328	$293
Non-current operating lease liabilities	1,649	1,662
Total lease liabilities	$1,977	$1,955

[c]	Future annual payments for operating leases are as follows [i]:

2025 [i]

2026	$400
2027	356
2028	314
2029	275
2030	239
Thereafter	892
2,476
Less: amount representing interest	499
Total lease liabilities	$1,977

[i]	Excludes $21 million of future payments for leases, primarily for manufacturing facilities, commencing during 2026.

[d]	The Company’s finance leases were not material for any of the periods presented.